Shareholders' Equity (Details) - Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance of warrants outstanding /Number of Granted and unvested restricted shares, Beginning Balance	1,308
Number of restricted shares, Granted	370,525	370,525
Number of restricted shares, Vested	(370,683)	(370,683)
Number of restricted shares, Forfeited	(1,150)	(1,150)
Balance of warrants outstanding /Number of restricted shares Granted and unvested, Ending Balance		1,308
Weighted average grant date fair value Granted and unvested, Beginning Balance	$ 7.90
Weighted average grant date fair value, Granted	0.85	$ 0.85
Weighted average grant date fair value, Vested	0.85	0.85
Weighted average grant date fair value, Forfeited	7.90	7.90
Weighted average grant date fair value Granted and unvested, Ending Balance	$ 7.90	$ 7.90